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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Verizon Investment Management Corp.
                 -----------------------------------
   Address:      695 Main Street, 6th Floor
                 -----------------------------------
                 Stamford, Connecticut  06901
                 -----------------------------------

Form 13F File Number: 28-04063
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William J. Raver
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   203 965-3361
         -------------------------------

Signature, Place, and Date of Signing:

  /S/                               Stamford, Connecticut      5/04/04
 -------------------------------    ---------------------     ----------
         [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 15
                                        --------------------

Form 13F Information Table Value Total: 6,807
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-                          Goldman Sachs Prime Brokerage
    ------       -----------------         ---------------------------------

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                       VERIZON INVESTMENT MANAGEMENT CORP.
                     FORM 13F - SOLE INSTR V. NONE AUTHORITY
                                  JUNE 30, 2003

                           FORM 13F INFORMATION TABLE

         ITEM 1:              ITEM 2:    ITEM 3:      ITEM 4:    ITEM 5:          ITEM 6:          ITEM 7:          ITEM 8:
------------------------- -------------- --------  ------------ --------- ----------------------- --------- -----------------------
                                                                              INV. DISCRETION               VOTING AUTHORITY SHARES
                                                                          (A)      (B)      (C)             (A)    (B)        (C)
                                                   PENSION FAIR SHARES OR         SHARED          MANAGERS
                                          CUSIP    MARKET VALUE PRINCIPAL         AS DEF.  SHARED   SEE
NAME OF ISSUER            TITLE OF CLASS  NUMBER       ($000)    AMOUNT   SOLE   INSTR. V  OTHER  INSTR.V   SOLE  SHARED      NONE
------------------------- --------------  ------       ------    ------   ----   --------  ------ -------   ----  ------     ------
AMEX CONSUMER
 DISCRETIONARY SELECT
 SECTOR 'SPDR' FUND             ETF      81369Y407      2,768    102,200   X                                                102,200
AMEX CONSUMER STAPLES
 SELECT FUND 'SPDR'             ETF      81369Y308     (2,433)  (120,700)  X                                               (120,700)
AMEX ENERGY SELECT INDEX
 'SPDR'                         ETF      81369Y506        875     36,400   X                                                 36,400
AMEX FINANCIAL SELECT
 INDEX MARKET INDEX             ETF      81369Y605      3,486    142,000   X                                                142,000
AMEX HEALTH CARE SELECT
 SECTOR 'SPDR' FUND             ETF      81369Y209     (3,035)  (103,500)  X                                               (103,500)
AMEX INDUSTRIAL SELECT
 INDEX 'SPDR'                   ETF      81369Y704      2,583    115,400   X                                                115,400
AMEX MATERIALS SELECT
 'SPDR' FUND                    ETF      81369Y100      1,171     56,500   X                                                 56,500
AMEX UTILITIES SELECT
 INDEX MARKET INDEX             ETF      81369Y886     (1,300)   (58,800)  X                                                (58,800)
BLDRS INDEX FDS TR
 EMERGING MKTS 50 ADR
 INDEX FD                       COM      09348R300      2,062     35,100   X                                                 35,100
ISHARES GOLDMAN TECH
 INDEX GOLDMAN SACHS
 TECHNOLOGY INDEX               ETF      464287549      2,357     64,600   X                                                 64,600
ISHARES RUSSELL 1000
 GROWTH GROWTH INDEX FUND       ETF      464287614     (3,587)   (87,400)  X                                                (87,400)
ISHARES RUSSELL 2000
 VALUE INDEX FUND               ETF      464287630      4,320     33,600   X                                                 33,600
ISHARES RUSSELL 2000
 GROWTH INDEX FUND              ETF      464287648     (4,309)   (91,200)  X                                                (91,200)
ISHARES TRUST - RUSSELL
 1000 VALUE INDEX FUND          ETF      464287598      3,524     69,700   X                                                 69,700
TELECOM HOLDRS TRUST
 'HOLDRS'                       ETF      87927P200     (1,675)   (61,300)  X                                                (61,300)

              GRAND TOTAL                               6807

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